Income Taxes (Narrative) (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Effective income tax rate	10.80%	(90.90%)	7.00%	10.00%
Federal corporate income tax rate			21.00%	35.00%